Disclosures on Financial Instruments - Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Provision	₨ 493.8	₨ 380.3
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset sold		10,314.6
Carrying amount of associated liabilities		10,314.6
Finance receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset sold		30,338.3	$ 562.7	₨ 42,573.7
Carrying amount of associated liabilities		₨ 30,473.3	$ 559.0	₨ 42,299.4